CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 292,721,361	$ 566,291,755	$ 517,219,177
Cost of sales	(293,914,163)	(564,474,123)	(424,916,666)
Gross profit (loss)	(1,192,802)	1,817,632	92,302,511
Selling and marketing expenses	(20,055,854)	(19,148,678)	(5,466,805)
General and administrative expenses	(75,874,984)	(41,182,119)	(17,518,189)
Research and development expenses	(8,608,874)	(6,718,265)	(3,345,644)
Goodwill impairment loss		(14,806,586)
Total operating expenses	(104,539,712)	(81,855,648)	(26,330,638)
Income (loss) from operations	(105,732,514)	(80,038,016)	65,971,873
Interest expense	(28,838,328)	(23,458,361)	(9,065,363)
Interest income	6,154,813	2,505,432	1,161,685
Changes in fair value of derivatives	(369,309)	(5,173,903)	2,919,710
Other income (expense), net	11,486,938	(1,899,809)	(3,686,488)
Income (loss) before income taxes	(117,298,400)	(108,064,657)	57,301,417
Income tax benefit (expense)	(16,295,221)	13,771,962	(5,567,162)
Net income (loss)	(133,593,621)	(94,292,695)	51,734,255
Less: Net loss attributable to the non-controlling interest	(12,957)
Net income (loss) attributable to ordinary shareholders of China Sunergy Co., Ltd	(133,580,664)	(94,292,695)	51,734,255
Net income (loss) per share:
Basic	$ (0.55)	$ (0.39)	$ 0.22
Diluted	$ (0.55)	$ (0.39)	$ 0.21
Share used in calculating basic income (loss) per share	240,701,253	240,701,253	240,545,811
Share used in calculating diluted income (loss) per share	240,701,253	240,701,253	262,009,223
Third parties [Member]
Sales	286,889,060	556,121,653	250,957,135
Cost of sales	(288,004,932)	(556,741,244)	(214,299,556)
Related parties [Member]
Sales	5,832,301	10,170,102	266,262,042
Cost of sales	$ (5,909,231)	$ (7,732,879)	$ (210,617,110)